Commitments and Contingent Liabilities	12 Months Ended
Mar. 31, 2017
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingent Liabilities

NOTE 15: — COMMITMENTS AND CONTINGENT LIABILITIES

a.

Companies of the Group have leased offices, warehouse space and equipment under operating leases for periods through 2022. The minimum annual rental payments, under non-cancelable lease agreements, are as follows:

March 31, 2017
3/31/2018	$1,852
3/31/2019	1,026
3/31/2020	579
3/31/2021	224
3/31/2022	67
$3,748

Total rent expenses were $2,335, $2,442 and $2,576 for the years ended March 31, 2017, 2016 and 2015, respectively.

b.	Royalty commitments:

The Company is committed to pay royalties at the rate of 3.0% to 3.5% to the government of Israel through the Authority on proceeds from sales of products in which the government participates in the research and development by way of grants.  The obligation to pay these royalties is contingent on actual sales of the products and, in the absence of such sales, no payment is required.  The commitment is on a product by product basis, in an amount not exceeding the total of the grants received by the Company, including interest accrued thereon, and is linked to the U.S. dollar.  Grants are subject to interest at a rate of LIBOR (cost of borrowing funds in U.S. dollars).  As of March 31, 2017 and 2016, the aggregate contingent liability to the Authority was $12,221 and $11,919, respectively.

Royalty payments to the Authority were $112, $86 and $38 for the years ended March 31, 2017, 2016 and 2015, respectively.

c.	Legal proceedings:

From time to time the Company is subject to litigation arising in the ordinary course of business, including patent litigation resulting from our use of the patent challenge procedures set forth in the Hatch Waxman Act.  The Company records a provision in its financial statements to the extent that it concludes that a contingent liability is probable and the amount thereof is estimable.  Based upon the status of these cases, management’s assessment of the likelihood of damages, and the advice of counsel, no provisions have been made except as noted below.  Because litigation outcomes and contingencies are unpredictable, and because excessive verdicts can occur, these assessments involve complex judgments about future events and can rely heavily on estimates and assumptions.  The Company is party to certain lawsuits disclosed herein, whose outcome the Company does not believe will have a material adverse effect on its consolidated financial statements.

1.	Legal actions commenced by the Company:

Company’s lawsuit related to tax assessment:

In February 2017, the Company filed an appeal pursuant to Section 153 of the Income Tax Ordinance (New Version), 1961 in the Haifa District Court challenging the Israel Tax Authority’s (“ITA”) tax assessment and capital loss denial for the period January 1, 2010 through March 31, 2014.  The ITA issued a tax assessment for the defined period in the amount of $40,782 (before interest, linkage and penalties) and determined that an unutilized capital loss in an amount of $74,551 that has been claimed by the Company has been denied.  The Company has consulted with its tax advisors and believes it has a good position on the appeal.

2.	Other Legal Actions:

On September 8, 2016, Taro U.S.A. received a grand jury subpoena from the United States Department of Justice, Antitrust Division, seeking documents relating to corporate and employee records, generic pharmaceutical products and pricing, communications with competitors and others regarding the sale of generic pharmaceutical products, and certain other related matters.  Taro U.S.A. is in the process of responding to the grand jury subpoena.  Certain current and former officers of Taro U.S.A.’s commercial team have also received related subpoenas.

The Company and Taro U.S.A. have been named as defendants in numerous putative class action lawsuits brought by purchasers and payors of generic Clobetasol, Desonide, Fluocinonide, Econazole, and Clomipramine alleging that the Company and/or Taro U.S.A. have conspired with competitors to fix prices, rig bids or allocate customers in these markets.  Each of these cases has been transferred to the United States District Court for the Eastern District of Pennsylvania for coordinated proceedings under the caption In re: Generic Drug Pricing Antitrust Litigation, MDL No. 2724.

The Company and two of its former officers were named as defendants in a putative shareholder class action entitled Speakes v. Taro Pharmaceutical Industries, Ltd., No. 16-CV-08318, filed October 25, 2016, which is now pending in the United States District Court for the Southern District of New York.  The Company has not yet responded to the Complaint in the Speakes action.

d.	Other:

Payments to pharmacies for Medicaid-covered outpatient prescription drugs are set by the states.  For multiple source drugs with respect to which FDA has rated at least three drugs as therapeutically equivalent, the amount that states may reimburse pharmacies is subject to a Federal upper limit (FUL) ceiling.  Health care reform legislation enacted in March 2010 changed the methodology by which the Centers for Medicare & Medicaid Services (CMS) calculates the FULs so that the FUL is based on 175 percent of the weighted-average of the average manufacturer prices (AMPs) reported to the government by manufacturers of each of the therapeutically equivalent multiple source drugs.  Effective October 1, 2010, the legislation also changed the definition of AMP to exclude sales to certain customer classes that were previously included.  In addition, under the Medicaid Drug Rebate Program, manufacturers are required, as a condition of Federal payment for their drugs under Medicaid and Medicare Part B, to pay rebates to state Medicaid programs on drugs dispensed to Medicaid beneficiaries in the state.  The amount of the rebate is based on the AMP and (for innovator drugs) the best price of the drug.  Besides changing the definition of AMP, the health care reform legislation increased the minimum Medicaid Rebate, effective January 1, 2010.

Before implementation of the new FUL methodology on April 1, 2016, CMS used average wholesale price (“AWP”) or Wholesale Acquisition Cost (“WAC”) in the calculation of FULs.  States have also historically used AWP or WAC in setting Medicaid reimbursement rates for drugs though they are required, beginning on April 1, 2017, to use actual acquisition cost instead.  Many pharmaceutical companies have been named in civil lawsuits alleging generally that the defendants overstated AWPs or WACs, which were used by state agencies to calculate drug reimbursements to healthcare providers.

The Board approved a new collective bargaining agreement dated January 5, 2017 (the “Collective Bargaining Agreement”) that amends and extends the collective bargaining agreement dated as of April 6, 2011 among Taro, the Histadrut Trade Union and Taro’s Employees Committee on behalf of Taro’s Israeli employees.  The Collective Bargaining Agreement has a term of three years and automatically renews for two-year periods unless notice is provided by either side prior to the end of a term.  The Collective Bargaining Agreement memorializes current employee-employer relations practices of Taro as well as additional rights relating to job security, compensation and other benefits.  The Company is currently negotiating a renewal of the Collective Bargaining Agreement.